SCHEDULE OF SUMMARY INFORMATION BY SEGMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Total operating revenue	$ 11,740,852	$ 7,194,187	$ 3,166,228
Operating expenses	7,142,863	2,499,926	1,026,339
Income (loss) from operations	4,597,989	4,694,261	2,139,889
Income tax expenses	2,134,082	1,407,449	692,405
Net income	2,148,236	3,602,365	1,447,650
Capital expenditure	17,694,111	1,135,929	5,203
Total assets	153,026,585	25,042,418	4,015,135
Cash Rebate Service [Member]
Segment Reporting Information [Line Items]
Total operating revenue	84,592	20,137	7,708
Operating expenses	1,096,459	785,167	444,526
Income (loss) from operations	(1,011,867)	(791,694)	(436,818)
Income tax expenses	1,297,288	609,987
Net income	(2,322,180)	(1,401,319)	(436,652)
Capital expenditure	12,545	737,508
Total assets	25,779,956	12,168,625	298,567
Advertising Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	5,307,280	7,174,050	3,158,520
Operating expenses	3,053,173	1,714,759	581,813
Income (loss) from operations	2,254,107	5,742,132	2,576,707
Income tax expenses	746,858	797,462	692,405
Net income	1,165,844	5,003,684	1,884,302
Capital expenditure	2,319	398,421	5,203
Total assets	35,073,400	$ 12,873,793	$ 3,716,568
Software Licensing [Member]
Segment Reporting Information [Line Items]
Total operating revenue	5,715,333
Operating expenses	2,561,863
Income (loss) from operations	3,153,470
Income tax expenses	1,622
Net income	3,312,991
Capital expenditure	17,679,247
Total assets	86,445,769
Production Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	362,040
Operating expenses	236,951
Income (loss) from operations	125,089
Income tax expenses	50,449
Net income	3,657
Capital expenditure
Total assets	2,860,610
Marketing and Promotional Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	271,607
Operating expenses	194,417
Income (loss) from operations	77,190
Income tax expenses	37,865
Net income	(12,076)
Capital expenditure
Total assets	$ 2,866,850